Risk management - Cover values including guarantees received - Total ING Bank (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Outstandings	€ 961,863	€ 931,552
Percentage for no covers	99.00%
Percentage of residential mortgage oustanding	39.40%	38.70%
Non-performing loans
Disclosure of credit risk exposure [line items]
Outstandings	€ 13,303	€ 11,673
Investment grade
Disclosure of credit risk exposure [line items]
Outstandings	€ 750,822	715,602
Investment grade | Netherlands
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	34.60%
Investment grade | Germany
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	27.50%
Investment grade | Belgium & Luxembourg
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	12.80%
Investment grade | Australia
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	10.80%
Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Outstandings	€ 900,894	882,455
Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstandings	13,295	11,653
Consumer lending
Disclosure of credit risk exposure [line items]
Outstandings	378,832	360,124
Business lending
Disclosure of credit risk exposure [line items]
Outstandings	€ 368,570	€ 363,826
Percentage of total outstandings	38.30%	39.10%
Investment and money market
Disclosure of credit risk exposure [line items]
Outstandings	€ 153,493	€ 158,506
of which NPL
Disclosure of credit risk exposure [line items]
Outstandings	€ 60,968	€ 49,096
No cover | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	33.60%	34.80%
No cover | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Collateralisation	27.60%	25.70%
No cover | Consumer lending
Disclosure of credit risk exposure [line items]
Collateralisation	6.50%	6.20%
No cover | Business lending
Disclosure of credit risk exposure [line items]
Collateralisation	34.10%	35.20%
No cover | Investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	99.30%	99.00%
Partially covered | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	10.50%	10.20%
Partially covered | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Collateralisation	27.70%	26.90%
Partially covered | Consumer lending
Disclosure of credit risk exposure [line items]
Collateralisation	2.00%	2.00%
Partially covered | Business lending
Disclosure of credit risk exposure [line items]
Collateralisation	23.70%	22.50%
Partially covered | Investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	0.00%	0.60%
Fully covered | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	55.90%	55.00%
Fully covered | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Collateralisation	44.70%	47.40%
Fully covered | Consumer lending
Disclosure of credit risk exposure [line items]
Collateralisation	91.50%	91.80%
Fully covered | Business lending
Disclosure of credit risk exposure [line items]
Collateralisation	42.20%	42.30%
Fully covered | Investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	0.70%	0.40%
Mortgages | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	€ 1,028,609	€ 967,485
Mortgages | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Cover type and value	10,427	8,880
Mortgages | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type and value	865,466	804,994
Mortgages | Business lending
Disclosure of credit risk exposure [line items]
Cover type and value	163,143	162,491
Mortgages | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value
Financial Collateral | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	31,095	48,735
Financial Collateral | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Cover type and value	194	1,609
Financial Collateral | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type and value	6,257	22,401
Financial Collateral | Business lending
Disclosure of credit risk exposure [line items]
Cover type and value	24,838	26,333
Financial Collateral | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value
Guarantees | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	145,953	142,252
Guarantees | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Cover type and value	3,093	3,204
Guarantees | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type and value	25,428	25,269
Guarantees | Business lending
Disclosure of credit risk exposure [line items]
Cover type and value	119,410	115,944
Guarantees | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	1,115	1,040
Other covers | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	539,357	458,149
Other covers | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Cover type and value	11,109	9,241
Other covers | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type and value	55,115	29,070
Other covers | Business lending
Disclosure of credit risk exposure [line items]
Cover type and value	484,148	428,531
Other covers | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	€ 95	€ 549